FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Assets Reported at Fair Value By Level Within Fair Value Hierarchy

The following tables present the assets reported on the Consolidated Balance Sheet at their fair value as of December 31, by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement (in thousands):

	2012
	Level 1	Level II	Level III	Total
Assets:
U.S. government agencies	$-	$7,935	$-	$7,935
Mortgage-backed securities of governement-sponsored entities	-	25,884	-	25,884
Collateralized mortgage obligations of government-sponsored entities	-	6,066	-	6,066
Obligations of states and political subdivisions:
Taxable	-	1,605	-	1,605
Tax-exempt	-	35,717	-	35,717
Corporate securities	26	5,321	-	5,347
Commerical paper	7,648	-	-	7,648
Total debt securities	7,674	82,528	-	90,202

Equity securities of financial instituitions	545	-	-	545

Total	$8,219	$82,528	$-	$90,747

	2011
	Level 1	Level II	Level III	Total
Assets:
U.S. government agencies	$-	$11,191	$-	$11,191
Mortgage-backed securities of governement-sponsored entities	-	28,578	-	28,578
Collateralized mortgage obligations of government-sponsored entities	-	5,175	-	5,175
Obligations of states and political subdivisions:
Taxable	-	1,582	-	1,582
Tax-exempt	-	32,508	-	32,508
Corporate securities	-	4,082	-	4,082
Commerical paper	11,998	-	-	11,998
Total debt securities	11,998	83,116	-	95,114

Equity securities of financial instituitions	505	-	-	505

Total	$12,503	$83,116	$-	$95,619

Assets Measured on Nonrecurring Basis By Level Within Fair Value Hierarchy

The following tables present the assets measured on a nonrecurring basis on the Consolidated Balance Sheet at their fair value as of December 31 by level within the fair value hierarchy. Impaired loans that are collateral dependent are written down to fair value through the establishment of specific reserves. Techniques used to value the collateral that secure the impaired loan include: quoted market prices for identical assets classified as Level I inputs; observable inputs, employed by certified appraisers, for similar assets classified as Level II inputs. For mortgage servicing rights, the fair value is estimated by discounting future cash flows using current market inputs at which loans with similar terms and qualities would be made to borrowers of similar credit quality. In cases where valuation techniques included inputs that are unobservable and are based on estimates and assumptions developed by management based on the best information available under each circumstance, the asset valuation is classified as Level III inputs. Those valuations are as follows (in thousands):

	2012
	Level 1	Level II	Level III	Total
Assets measured on a nonrecurring basis:
Impaired loans	$-	$-	$16,569	$16,569
Other real estate owned	$-	$-	$2,554	$2,554
Mortgage servicing rights	$-	$-	$526	$526

	2011
	Level 1	Level II	Level III	Total
Assets measured on a nonrecurring basis:
Impaired loans	$-	$-	$13,796	$13,796
Other real estate owned	$673	$-	$2,794	$3,467
Mortgage servicing rights	$-	$-	$540	$540

Valuation Processes used to Determine Nonrecurring Fair Value Measurements Categorized within Level III of Fair Value Hierarchy

The following table provides information describing the valuation processes used to determine nonrecurring fair value measurements categorized within Level III of the fair value hierarchy (in thousands):

		Valuation	Unobservable
	Fair Value	Technique	Input	Range
Impaired loans	$11,920	Property appraisals	Management discount for property type and recent market volatality	10% - 30% discount
	$4,649	Discounted cash flows	Market Rates	3.75%-7.50%
Other real estate owned	$2,554	Property appraisals	Management discount for property type and recent market volatality	10% - 30% discount
Mortgage servicing rights	$526	Discounted cash flows	Computer pricing model with estimated prepayment speeds	7.5-24.8 CPR